Consolidated Statements of Income (Loss) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statements of Income (Loss) [Abstract]
Revenue	$ 820,468	$ 910,893	$ 902,932
Operating expenses	(180,874)	(165,499)	(185,827)
Depreciation	(216,885)	(242,966)	(224,851)
Amortization	(17,195)	(23,277)	(24,305)
Other operating (losses) gains, net	(215)	(862)	743
Operating income	405,299	478,289	468,692
Interest expense	(203,760)	(258,261)	(237,786)
Loss on refinancing		(151,919)
Interest and other income	5,196	20,043	16,498
Loss on changes in fair value of financial instruments	(13,115)	(49,672)	(18,205)
Gain (loss) on foreign exchange	47,605	163,840	(259,079)
Income (loss) before tax	241,225	202,320	(29,880)
Tax recovery (expense)	4,353	(15,122)	(61,056)
Net income (loss)	$ 245,578	$ 187,198	$ (90,936)